OTHER OPERATING INCOME / (EXPENSES), NET - IMPAIRMENT LOSSES ON LONG-LIVED ASSETS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	¥ 5,669	¥ 10,035	¥ 14,629
Bottom of Range [Member]
OTHER OPERATING EXPENSE, NET
Pre-tax discount rate	7.64%	10.50%	9.87%
Top of Range [Member]
OTHER OPERATING EXPENSE, NET
Pre-tax discount rate	18.68%	13.90%	11.60%
Exploration and production
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	¥ 2,891	¥ 2,467	¥ 8,495
Pre-tax discount rate		10.47%	10.47%
Estimated decrease rate of oil price	5.00%
Estimated increase rate of operating cost	5.00%
Estimated increase discount rate	5.00%
Exploration and production | Bottom of Range [Member]
OTHER OPERATING EXPENSE, NET
Pre-tax discount rate	8.17%
Exploration and production | Top of Range [Member]
OTHER OPERATING EXPENSE, NET
Pre-tax discount rate	14.86%
Exploration and production | Property, plant and equipment [Member]
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	¥ 2,891	¥ 2,467	¥ 8,435
Impairment loss due to estimated decrease rate of oil price	1,693	3,628	4,548
Impairment loss due to estimated increase rate of operating cost	1,508	2,400	2,836
Impairment loss due to estimated increase discount rate	126	180	287
Exploration and production | Construction in progress.
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets			60
Chemicals
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	1,790	5,332	3,675
Chemicals | Property, plant and equipment [Member]
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	1,790	5,184	2,680
Chemicals | Construction in progress.
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets		62	744
Chemicals | Investment in associates and joint ventures
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets		70	251
Chemicals | Intangible assets
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets		16
Refining
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	2	860	1,923
Refining | Property, plant and equipment [Member]
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	2	860	226
Refining | Investment in joint ventures
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets			1,697
Marketing and distribution
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	415	1,211	536
Marketing and distribution | Property, plant and equipment [Member]
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	398	873	442
Marketing and distribution | Construction in progress.
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	11	82	40
Marketing and distribution | Investment in associates and joint ventures
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	2	8	7
Marketing and distribution | Intangible assets
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	4	246	47
Marketing and distribution | Right of use assets
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets		2
Corporate and others
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	571	165	¥ 0
Corporate and others | Property, plant and equipment [Member]
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	1	3
Corporate and others | Construction in progress.
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	¥ 570
Corporate and others | Investment in associates and joint ventures
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets		¥ 162